Insurance-related accounts - Summary of Impact of Assumption Change (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Impact of Assumption Change [Line Items]
Impact on gains (losses)	¥ 15,640	¥ 6,643
Impact on capital	31,244	18,087
Changes In Economic Asumptions
Disclosure of Impact of Assumption Change [Line Items]
Impact on gains (losses)	15,378	7,091
Impact on capital	30,858	16,874
Changes In Non Economic Assumptions
Disclosure of Impact of Assumption Change [Line Items]
Impact on gains (losses)	262	(448)
Impact on capital	¥ 386	¥ 1,213